Tax situation (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Current	$ 16,928	$ 23,837	$ 39,444
Deferred	9,998	(5,825)	14,060
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	(26,926)	(18,012)	(53,504)
Sociedad Minera Cerro Verde S.A.A. [Member]
Income tax
Current	(325,170)	430,974	141,153
Deferred	0	(167,541)	81,441
Current and deferred tax relating to items credited (charged) directly to equity	256,569	263,433	222,594
Mining taxes
Current Mining Royalty and Special Mining Tax	65,055	213,280	37,763
Supplementary retirement fund
Current	1,499	10,897	2,205
Deferred	760	(1,567)	520
Total Supplementary retirement fund	3,546	9,330	2,725
Income tax expense reported in the statements of comprehensive income	$ 325,170	$ (486,043)	$ (263,082)